                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999

Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one): [        ]  is a restatement.

                                 [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address:    225 Franklin Street
            Boston, MA  02110

13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

/s/ James J. Finnegan           Boston, Massachusetts       February 8, 2000
   -------------------         -----------------------      ----------------
      [Signature]                   [City, State]                [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name
NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  4

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:  $978,835

List of Other Included Managers:

No.            Form 13 File Number       Name
1              28-6536                   AEW Capital Management, Inc.
2              28-5952                   MetLife New England Holdings, Inc.
3              28-3714                   Metropolitan Life Insurance Company
4              28-6808                   Nvest Companies, L.P.

                         FORM 13 F INFORMATION TABLE

           Name of Reporting Manager: AEW Capital Management, L.P.


----------------------------------------------------------------------------------------------------------------------------------

                                                                     VALUE           SH of        INVESTMENT         OTHER
         NAME OF ISSUER            TITLE OF CLASS        CUSIP     (X$1000)         PRN AMT       DISCRETION        MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                   Common Stock     00163T109         23,670       1,187,225      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt               Common Stock     03748r101         73,629       1,849,388      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Archstone Communities               Common Stock     039581103         39,007       1,902,787      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Arden Realty                        Common Stock     039793104         14,912         743,300      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities              Common Stock     053484101         28,354         818,900      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                      Common Stock     073561102          1,413         119,300      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.             Common Stock     101121101         38,870       1,248,850      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Bradley Realty Trust                Common Stock     104580105         13,041         747,850      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust              Common Stock     127072106          6,960         378,750      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust               Common Stock     133131102         20,296         731,373      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                  Common Stock     144418100         10,278         480,850      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.               Common Stock     832197107         24,486         692,200      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust           Common Stock     195872106            478          20,600      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Cornerstone Pptys Inc.              Common Stock     21922H103         38,545       2,635,550      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                  Common Stock     222795106          5,116         150,750      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt            Common Stock     225756105         12,015         653,900      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified              Common Stock     251591103         21,796       1,692,897      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty       Preferred Stock  251591806          2,555         140,000      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corp.             Common Stock     264411505         53,223       2,729,403      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corporation       Preferred Stock  26441yaa          33,513       1,400,000      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr              Common Stock     29380T105          4,279         324,450      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties            Common Stock     294741103         48,791       1,981,366      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential                  Common Stock     29476l107         26,982         632,084      Defined        01 02 03 04
----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------

                                           VOTING AUTHORITY
                                   --------------------------------------
         NAME OF ISSUER            SOLE          SHARED        NONE
-------------------------------------------------------------------------
AMB Property Corp                   1,187,225
-------------------------------------------------------------------------
Apartment Invt & Mgmt               1,849,388
-------------------------------------------------------------------------
Archstone Communities               1,902,787
-------------------------------------------------------------------------
Arden Realty                          743,300
-------------------------------------------------------------------------
Avalon Bay Communities                818,900
-------------------------------------------------------------------------
Beacon Capital                        119,300
-------------------------------------------------------------------------
Boston Properties, Inc.             1,248,850
-------------------------------------------------------------------------
Bradley Realty Trust                  747,850
-------------------------------------------------------------------------
Cabot Industrial Trust                378,750
-------------------------------------------------------------------------
Camden Property Trust                 731,373
-------------------------------------------------------------------------
CarrAmerica Realty                    480,850
-------------------------------------------------------------------------
Charles E. Smith Res.                 692,200
-------------------------------------------------------------------------
Colonial Properties Trust              20,600
-------------------------------------------------------------------------
Cornerstone Pptys Inc.              2,635,550
-------------------------------------------------------------------------
Cousins Properties                    150,750
-------------------------------------------------------------------------
Crescent Real Estate Eqt              653,900
-------------------------------------------------------------------------
Developers Diversified              1,692,897
-------------------------------------------------------------------------
Developers Diversified Realty         140,000
-------------------------------------------------------------------------
Duke-Weeks Realty Corp.             2,729,403
-------------------------------------------------------------------------
Duke-Weeks Realty Corporation       1,400,000
-------------------------------------------------------------------------
Entertainment Pptys Tr                324,450
-------------------------------------------------------------------------
Equity Office Properties            1,981,366
-------------------------------------------------------------------------
Equity Residential                    632,084
-------------------------------------------------------------------------


                         FORM 13 F INFORMATION TABLE

           Name of Reporting Manager: AEW Capital Management, L.P.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     VALUE           SH of        INVESTMENT         OTHER
         NAME OF ISSUER            TITLE OF CLASS        CUSIP     (X$1000)         PRN AMT       DISCRETION        MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust           Common Stock     313747206          1,785          94,900      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc            Common Stock     31430f101          1,162          66,400      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am        Common Stock     351807102          6,808         284,400      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                 Common Stock     370021107          7,313         261,200      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust               Common Stock     379302102          6,540         507,950      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America               Common Stock     38168b103         16,165         954,404      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                Common Stock     431284108         11,997         507,820      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties              Common Stock     44106m102         23,756       1,246,200      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                 Common Stock     44107p104          8,302       1,006,341      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                    Common Stock     465917102          2,577         159,800      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
JP Realty Inc.                      Common Stock     46624a106          1,842         117,900      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Keystone Property Trust             Common Stock     493596100         18,788       1,212,121      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                 Common Stock     49427f108         12,899         576,500      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                  Common Stock     49446r109         10,694         315,700      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust              Common Stock     531172104          8,321         336,200      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)              Common Stock     554382101         10,148         487,600      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp               Common Stock     554489104            266          10,200      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                Common Stock     718333107          5,998         364,900      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.               Common Stock     737464107         36,603         956,946      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                 Common Stock     740706106         12,992         607,800      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Prime Retail Inc.                   Common Stock     741570105          4,017         714,100      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Prison Realty Trust Inc.            Common Stock     74264N105            506         100,000      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                      Common Stock     743410102         19,700       1,023,369      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                 Common Stock     74460d109         33,916       1,494,928      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------

                                           VOTING AUTHORITY
                                   -------------------------------------
         NAME OF ISSUER            SOLE          SHARED        NONE
------------------------------------------------------------------------
Federal Realty Invs Trust             94,900
------------------------------------------------------------------------
Felcor Lodging Trust Inc              66,400
------------------------------------------------------------------------
Franchise Finance Corp Of Am         284,400
------------------------------------------------------------------------
General Growth Prop                  261,200
------------------------------------------------------------------------
Glimcher Realty Trust                507,950
------------------------------------------------------------------------
Golf Trust Of America                954,404
------------------------------------------------------------------------
Highwoods Properties                 507,820
------------------------------------------------------------------------
Hospitality Properties             1,246,200
------------------------------------------------------------------------
Host Marriott Corp.                1,006,341
------------------------------------------------------------------------
JDN Realty Corp.                     159,800
------------------------------------------------------------------------
JP Realty Inc.                       117,900
------------------------------------------------------------------------
Keystone Property Trust            1,212,121
------------------------------------------------------------------------
Kilroy Realty Corp.                  576,500
------------------------------------------------------------------------
Kimco Realty Corp.                   315,700
------------------------------------------------------------------------
Liberty Property Trust               336,200
------------------------------------------------------------------------
Macerich Company (the)               487,600
------------------------------------------------------------------------
Mack Cali Realty Corp                 10,200
------------------------------------------------------------------------
Philips Int'l Realty                 364,900
------------------------------------------------------------------------
Post Properties, Inc.                956,946
------------------------------------------------------------------------
Prentiss Properties                  607,800
------------------------------------------------------------------------
Prime Retail Inc.                    714,100
------------------------------------------------------------------------
Prison Realty Trust Inc.             100,000
------------------------------------------------------------------------
Prologis Trust                     1,023,369
------------------------------------------------------------------------
Public Storage Inc.                1,494,928
------------------------------------------------------------------------


                         FORM 13 F INFORMATION TABLE

           Name of Reporting Manager: AEW Capital Management, L.P.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     VALUE           SH of        INVESTMENT         OTHER
         NAME OF ISSUER            TITLE OF CLASS        CUSIP     (X$1000)         PRN AMT       DISCRETION        MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                Common Stock     758939102         13,977         698,850      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                           Common Stock     779273101          7,690         361,900      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs               Common Stock     82567d104          5,992         258,400      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                Common Stock     828806109         32,174       1,402,670      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp                Common Stock     78440x101             65           3,000      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Preferred A       Preferred Stock    78440X200          7,600         320,000      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.             Common Stock     848497103         29,666         814,150      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts           Common Stock     85590A203         10,989         467,600      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Summit Properties                   Common Stock     866239106          9,534         533,350      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                Common Stock     866674104          7,762         241,150      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets              Common Stock     875465106          3,702         178,400      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.               Common Stock     876664103          9,297         864,850      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                   Common Stock     896938107          6,790         402,350      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Urban Shopping Ctrs                 Common Stock     917060105          8,548         315,150      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.               Common Stock     929042109         14,609         449,500      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham International               Common Stock     983101106          5,136       1,748,500      Defined        01 02 03 04
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                         978,835      45,729,272
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------

                                            VOTING AUTHORITY
                                    -----------------------------------
         NAME OF ISSUER             SOLE          SHARED        NONE
-------------------------------------------------------------------------
Regency Realty Corp.                  698,850
-------------------------------------------------------------------------
Rouse Co.                             361,900
-------------------------------------------------------------------------
Shurgard Storage Ctrs                 258,400
-------------------------------------------------------------------------
Simon Property Group                1,402,670
-------------------------------------------------------------------------
SL Green Realty Corp                    3,000
-------------------------------------------------------------------------
SL Green Realty Preferred A           320,000
-------------------------------------------------------------------------
Spieker Properties Inc.               814,150
-------------------------------------------------------------------------
Starwood Hotels & Resorts             467,600
-------------------------------------------------------------------------
Summit Properties                     533,350
-------------------------------------------------------------------------
Sun Communities Inc.                  241,150
-------------------------------------------------------------------------
Tanger Factory Outlets                178,400
-------------------------------------------------------------------------
Taubman Centers, Inc.                 864,850
-------------------------------------------------------------------------
Trizec Hahn Corp.                     402,350
-------------------------------------------------------------------------
Urban Shopping Ctrs                   315,150
-------------------------------------------------------------------------
Vornado Realty Trust.                 449,500
-------------------------------------------------------------------------
Wyndham International               1,748,500
-------------------------------------------------------------------------
Column Totals                      45,729,272
-------------------------------------------------------------------------
